General and administrative costs	6 Months Ended
Jun. 30, 2021
General and administrative costs
General and administrative costs	14. General and administrative costs General and administrative costs amount to € 7,461,000 for the six month period ended June 30, 2021 (six month period ended June 30, 2020: € 7,364,000).